Savings Plan (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011
Savings Plan [Abstract]
Defined Contribution Plan, Cost Recognized	$ 160	$ 157	$ 157